UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            02/11/11
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:           25
                                               -------------

Form 13F Information Table Value Total:          657,201
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         Name of          Title of             Value     Shrs of     SH/  PUT/ Investme Other
          Issuer            Class    CUSIP    (x1000)     PRN AMT    PRN  CALL DiscretiManager Sole Shared

AMB PROPERTY CORP         COM      00163T109  81372      2566117                Sole          Sole
CB RICHARD ELLIS GROUP INCCOM      12497T101  54272      2650007                Sole          Sole
CAMDEN PROPERTY TRUST     COM      133131102  29317      543114                 Sole          Sole
CAPITAL LEASE FUNDING INC COM      140288101  15330      2634009                Sole          Sole
CHATHAM LODGING TRUST     COM      16208T102   5786      335400                 Sole          Sole
CHESAPEAKE LODGING TRUST  COM      165240102  18756      997142                 Sole          Sole
COGDELL SPENCER INC       COM      19238U107  17743      3059123                Sole          Sole
COLONY FINANCIAL INC      COM      19624R106  15015      750000                 Sole          Sole
COUSINS PPTYS INC         COM      222795106  17485      2096511                Sole          Sole
ENTERTAINMENT PROP TR CONVPFD      29380T402   7804      405000                 Sole          Sole
FELCOR LODGING TRUST      COM      31430F101   7334      1041800                Sole          Sole
HFF, INC                  COM      40418F108  15407      1594937                Sole          Sole
HERSHA HOSPILITY TRUST    COM      427825104  10113      1532300                Sole          Sole
JONES LANG LASALLE INC    COM      48020Q107  28888      344230                 Sole          Sole
KILROY REALTY             COM      49427F108  113698     3117579                Sole          Sole
POST PROPERTIES INC       COM      737464107  21626      595754                 Sole          Sole
PROLOGIS INC              COM      743410102  81379      5635680                Sole          Sole
REIS, INC                 COM      75936P105   2626      373510                 Sole          Sole
SL GREEN REALTY CORP      COM      78440X101  22191      328700                 Sole          Sole
STRATUS PPTYS INC         COM      863167201   4035      443453                 Sole          Sole
SUNRISE SENIOR LIVING INC COM      86768K106  14935      2740427                Sole          Sole
TERRENO REALTY CORP       COM      88146M101   4717      263100                 Sole          Sole
THOMAS PROPERTY GROUP     COM      884453101  11131      2637562                Sole          Sole
URSTADT BIDDLE PROPERTIES COM      917286205  13626      700588                 Sole          Sole
VORNADO REALTY TRUST      COM      929042109  42614      511387                 Sole          Sole
